Property and Equipment, Net and Right-of-Use Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net and Right-of-Use Assets, Net [Abstract]
Schedule of Fixed and Right-of-Use Assets

The balances of the fixed and right-of-use assets are presented as follows:

	December 31, 2024
	Machinery and Equipment	Furniture	Computers and Peripherals	Facilities	Work in Progress	Leasehold Improvements	Right-of-Use Asset	Total
Cost:
At January 1	108	809	3,826	229	47	320	3,190	8,529
Additions	-	100	1,572	157	-	-	1,247	3,076
Disposals	-	(11)	(147)	-	-	-	-	(158)
At December 31	108	898	5,251	386	47	320	4,437	11,447
Accumulated depreciation:
At January 1	(19)	(241)	(895)	(57)	-	(137)	(1,755)	(3,104)
Depreciation expense	(11)	(87)	(1,027)	(34)	-	(125)	(891)	(2,175)
Disposals	-	7	95	-	-	-	-	102
At December 31	(30)	(321)	(1,827)	(91)	-	(262)	(2,646)	(5,177)
Net amount	78	577	3,424	295	47	58	1,791	6,270
Depreciation period (in years)	3	10	5	10

	December 31, 2023
	Machinery and Equipment	Furniture	Computers and Peripherals	Facilities	Vehicles	Work in Progress	Leasehold Improvements	Right-of-Use Asset	Total
Cost:
At January 1	108	556	2,871	272	(50)	47	204	3,143	7,151
Additions	-	384	2,918	24	-	-	179	768	4,273
Acquisitions	-	12	225	-	-	-	-	108	345
Disposals	-	(143)	(2,188)	(67)	50	-	(63)	(829)	(3,240)
At December 31	108	809	3,826	229	-	47	320	3,190	8,529
Accumulated depreciation:
At January 1	(8)	(151)	(803)	(54)	50	-	(110)	(1,702)	(2,778)
Depreciation expense	(11)	(88)	(832)	(21)	-	-	(98)	(862)	(1,912)
Acquisitions	-	(2)	(63)	-	-	-	-		(65)
Disposals	-	-	803	18	(50)	-	71	809	1,651
At December 31	(19)	(241)	(895)	(57)	-	-	(137)	(1,755)	(3,104)
Net amount	89	568	2,931	172	-	47	183	1,435	5,425

	December 31, 2022
	Machinery and Equipment	Furniture	Computers and Peripherals	Facilities	Vehicles	Work in Progress	Leasehold Improvements	Right-of-Use Asset	Total
Cost:
At January 1	50	548	1,849	272	(50)	62	127	3,030	5,888
Additions	58	12	1,131	-	-	52	77	113	1,443
Disposals	-	(4)	(109)	-	-	(67)	-	-	(180)
At December 31	108	556	2,871	272	(50)	47	204	3,143	7,151
Accumulated depreciation:
At January 1	-	(58)	(342)	(31)	44	-	(73)	(573)	(1,033)
Depreciation expense	(8)	(94)	(519)	(23)	-	-	(37)	(1,129)	(1,810)
Disposals	-	1	58	-	6	-	-	-	65
At December 31	(8)	(151)	(803)	(54)	50	-	(110)	(1,702)	(2,778)
Net amount	100	405	2,068	218	-	47	94	1,441	4,373

Schedule of Right-of-Use Asset and Lease Liabilities

The following tables show the changes in the right-of-use asset and lease liabilities:

Right-of-use asset:
Balance as of January 1, 2022	2,457
Additions	113
Amortization	(1,129)
Balance as of December 31, 2022	1,441
Additions	876
Amortization	(862)
Disposals	(20)
Balance as of December 31, 2023	1,435
Additions	1,247
Amortization	(891)
Disposals	-
Balance as of December 31, 2024	1,791
Lease liabilities:
Balance as of January 1, 2022	2,537
Interest accrued	175
Consideration paid	(1,238)
Remeasurement	113
Balance as of December 31, 2022	1,587
Interest accrued	316
Additions	1,341
Consideration paid	(1,053)
Cancellations	(710)
Remeasurement	38
Balance as of December 31, 2023	1,519
Interest accrued	227
Additions	1,242
Consideration paid	(1,101)
Remeasurement	4
Balance as of December 31, 2024	1,891

Schedule of Future Contractual Lease Payments

The following provides information regarding the timing of future contractual lease payments at December 31, 2024, and 2023:

	2024	2023
Amounts payable under leases:
Up to 1 year	959	912
From 2 to 3 years	1,234	894
Less: Interest to be appropriated	(302)	(287)
Present value of lease liabilities	1,891	1,519